Chapman and Cutler
                         111 West Monroe Street
                        Chicago, Illinois  60603

                             January 2, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attn:  Filing Desk, Stop 1-4


 Re: Van Kampen American Capital Equity Opportunity Trust, Series 33
                   File No. 33-04103, CIK No. 896998

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(d) of the General Rules and Regulations of the Securities Act of 1933, we are submitting a supplement to the prospectus being used with respect to the above-mentioned series.

                                    Very truly yours,



                                    Chapman and Cutler

Attachment



                           VAN KAMPEN AMERICAN CAPITAL
                      EQUITY OPPORTUNITY TRUST, SERIES 33

                   GREAT INTERNATIONAL FIRMS TRUST, SERIES 1

                          SUPPLEMENT TO THE PROSPECTUS


     Due to a typographical error all references to "Heineken, N.V." should read "Heineken Holding, N.V.". Heineken Holding, N.V. is the holding company for Heineken, N.V. The company produces and distributes beverages internationally. Heineken brews beer, spirits, wines and produces soft drinks in 150 countries under brand names including Heineken, Amstell, Buckler, Murphy's, Primus and Red Stripe. Heineken operates through numerous subsidiaries and associated companies worldwide.


Dated: January 2, 1997